Schedule of Investments

July 31, 2023 (Unaudited)

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Common Stock (99.2%)
Communication Services (7.8%)
AT&T	43,500	$632
Cogeco Communications	2,900	147
Comcast, Cl A	14,000	634
Fox	8,000	268
Nippon Telegraph & Telephone ADR	6,200	178
SK Telecom ADR	7,713	155
Verizon Communications	26,300	896

		2,910

Consumer Discretionary (6.3%)
AutoZone*	250	620
Canadian Tire, Cl A	2,100	288
H&R Block	8,400	283
Honda Motor ADR	13,500	431
Lowe’s	900	211
Murphy USA	700	215
Service International	1,700	113
Whirlpool	1,500	216

		2,377

Consumer Staples (12.5%)
Altria Group	4,700	214
Archer-Daniels-Midland	6,400	544
Campbell Soup	5,900	270
Conagra Brands	13,300	436
General Mills	5,700	426
Ingredion	1,800	200
JM Smucker	1,900	286
Kellogg	6,600	441
Kraft Heinz	12,600	456
Kroger	16,000	778
Molson Coors Beverage, Cl B	5,900	412
Walgreens Boots Alliance	3,500	105
Walmart	1,200	192

		4,760

Energy (4.5%)
Chesapeake Energy	2,700	228
Chevron	3,200	524
Eni ADR	10,800	331
ExxonMobil	5,700	611

		1,694

Financials (11.2%)
Aflac	6,300	456
Allstate	1,700	191
American Financial Group	1,200	146
Bank of New York Mellon	10,600	481
Bank of Nova Scotia	3,000	151
Berkshire Hathaway, Cl B*	1,800	633
Canadian Imperial Bank of Commerce	5,600	247

LSV U.S. Managed Volatility Fund

	Shares	Value (000)

Financials (continued)
Hartford Financial Services Group	8,300	$597
Loblaw	5,600	497
MetLife	1,700	107
OceanFirst Financial	5,730	107
Towne Bank	3,896	98
Washington Federal	6,400	199
Western Union	26,200	319

		4,229

Health Care (20.0%)
AbbVie	1,400	209
Amgen	2,400	562
Bristol-Myers Squibb	9,600	597
Cardinal Health	4,100	375
Cigna Group	800	236
CVS Health	7,300	545
DaVita*	2,200	224
Fortrea Holdings*	900	29
Gilead Sciences	10,700	815
GSK ADR	11,920	424
Jazz Pharmaceuticals*	2,000	261
Johnson & Johnson	3,000	503
Laboratory Corp of America Holdings	900	193
McKesson	1,100	443
Merck	9,300	992
Organon	1,993	44
Pfizer	12,500	451
Quest Diagnostics	3,000	406
Sanofi ADR	4,600	245

		7,554

Industrials (8.9%)
Allison Transmission Holdings	6,300	370
CSG Systems International	8,000	413
Cummins	1,600	417
Lockheed Martin	800	357
Northrop Grumman	400	178
PACCAR	3,500	301
Schneider National, Cl B	9,500	293
Science Applications International	2,700	327
Snap-on	1,500	409
Werner Enterprises	6,200	291

		3,356

Information Technology (18.2%)
Amdocs	10,900	1,021
Arrow Electronics*	2,400	342
Avnet	6,600	320
Canon ADR	19,100	494
Cisco Systems	20,000	1,041
Dell Technologies, Cl C	3,400	180
Hewlett Packard Enterprise	23,400	407

Schedule of Investments

July 31, 2023 (Unaudited)

LSV U.S. Managed Volatility Fund

	Shares	Value (000)

Information Technology (continued)
Insight Enterprises*	2,200	$323
International Business Machines	5,600	807
Knowles*	13,700	250
Open Text	6,900	296
Oracle	9,000	1,055
OSI Systems*	2,800	334

		6,870

Materials (4.4%)
Berry Global Group	3,100	203
Graphic Packaging Holding	9,700	235
International Paper	4,100	148
NewMarket	800	361
Reliance Steel & Aluminum	900	263
Silgan Holdings	3,500	154
Sonoco Products	4,800	281

		1,645

Utilities (5.4%)
Entergy	3,600	370
Evergy	9,100	546
Exelon	3,800	159
National Fuel Gas	5,200	276
Otter Tail	3,300	267
PPL	10,800	297
UGI	5,300	143

		2,058

TOTAL COMMON STOCK (Cost $33,360)		37,453

	Face Amount (000)
Repurchase Agreement (0.4%)
South Street Securities 5.010%, dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $148 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $143, 1.125% - 5.466%, 07/31/2025 – 05/15/2033; total market value $151)	$148	148

TOTAL REPURCHASE AGREEMENT (Cost $148)		148

Total Investments – 99.6% (Cost $33,508)		$37,601

Percentages are based on Net Assets of $37,747 (000).

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

LSV-QH-007-1900

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